Description of Business	6 Months Ended
Jun. 30, 2023
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

International General Insurance Holdings Ltd. (“the Company” or “the Group”) is an exempted limited liability company registered and incorporated in Bermuda under the Companies Act of 1981 on October 28, 2019. The principal activities of the Company are to invest in companies engaged in the business of insurance and reinsurance. The Company’s registered office is at Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda.

The Company and its subsidiaries (together “the Group”) operate in Bermuda, United Kingdom, Jordan, Morocco, Malaysia, Malta, Norway, United Arab Emirates and the Cayman Islands.

On March 25, 2023 the Group completed the acquisition of Energy Insurance Oslo AS, a Norwegian managing general agency that the Group has had an exclusive underwriting arrangement with since 2009. This acquired company was renamed IGI Nordic AS and will broaden the Group’s presence in the Nordic markets across various business lines. The purchase consideration as well as the amounts recognized for assets acquired and liabilities assumed are not material to the Group.